SHARE CAPITAL (Details 7)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
SHARE CAPITAL
Deferred Share Units Beginning Balance | shares	303,000
Deferred Share Units, Granted - February 11, 2022 | $	$ 356,000
Deferred Share Units, Ending Balance | shares	659,000
Weighted average, Deferred Share Units, Beginning Balance	$ 0.36
Weighted average fair value, Deferred Share Units, Granted - February 11, 2022	0.26
Weighted average, Deferred Share Units, Ending Balance	$ 0.30